Supplement Dated March 13, 1998 to the Prospectus Dated January 30, 1998

   ADVANTUS Cornerstone Fund, Inc.

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400 Robert Street North  .  St. Paul, Minnesota 55101  .  1-800-665-6005
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Effective March 13, 1998, the Portfolio Manager of Advantus Cornerstone Fund,
Inc. will be Mr. Gary A. Aster. Mr. Aster is a Vice President and Portfolio Manager of Advantus Capital Management, Inc. and an Investment Officer and Equity Portfolio Manager of MIMLIC Asset Management Company. Prior to that time, Mr. Aster was Managing Director and Securities Analyst, Dain Bosworth, Seattle, Washington, from July 1995 to December 1997; and was Portfolio Manager, Safeco Asset Management, Seattle, Washington, from November 1984 to July 1995.

































          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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F. 52050 3-1998